DIVESTMENTS AND ASSETS HELD FOR SALE	6 Months Ended
Jun. 30, 2018
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
DIVESTMENTS AND ASSETS HELD FOR SALE	NOTE 5 – DIVESTMENTS AND ASSETS HELD FOR SALE
Divestments
On February 28, 2018, ArcelorMittal completed the sale of Go Steel Frýdek Místek ("Frýdek Mistek"), for consideration of 49 (net of cash disposed of 1) of which 10 remains outstanding. Fýdek Mistek was part of the Europe segment.
On February 7, 2018, the Brazilian Antitrust Authority (CADE) approved the acquisition of Votorantim subject to divestment commitments (see note 3). Accordingly, in May 2018, ArcelorMittal Brasil disposed of its two production sites Cariacica and Itaúna as well as some wire drawing equipment in Brazil (the “Votorantim remedies”), which were part of the Brazil reportable segment. Prior to the disposal, the Company recorded an impairment charge in cost of sales of 86 to adjust the carrying amount of the disposal group to the sale proceeds of 84 (net of cash disposed of 1) of which 78 remains outstanding. The fair value measurement of these Votorantim remedies was determined using the contract price, a Level 3 unobservable input.

The table below summarizes the significant divestments made in 2018:

	Frýdek Mistek	Votorantim remedies
Other current assets	48	40
Property, plant and equipment	35	48
Total assets	83	88
Current liabilities	31	4
Other long-term liabilities	4	—
Total liabilities	35	4
Total net assets	48	84
% of net assets sold	100%	100%
Total net assets disposed of	48	84
Cash consideration received, net of cash disposed	39	6
Consideration receivable	10	78
Reclassification of foreign exchange translation difference	15	—
Gain on disposal	16	—

Assets held for sale
On May 7, 2018, the European Commission approved the acquisition of Ilva (see note 3). As part of the approval, ArcelorMittal agreed to divest certain of its European assets (“Ilva remedies”) which are part of the Europe reportable segment. Accordingly, at June 30, 2018, the carrying amount of assets and liabilities subject to the Ilva remedies were classified as held for sale.
The table below provides details of the assets and liabilities forming part of the Ilva remedies classified as held for sale after elimination of intra-group balances in the consolidated statements of financial position:

Ilva remedies
Cash and cash equivalents	23
Trade accounts receivable, prepaid expenses and other current assets	237
Inventories	743
Total current assets	1,003
Property, plant and equipment	1,500
Investments	81
Other assets	7
Total non-current assets	1,588
Total Assets	2,591
Trade accounts payable, accrued expenses and other liabilities	610
Total current liabilities	610
Long-term debt	74
Other non-current liabilities	120
Total non-current liabilities	194
Total Liabilities	804

The Ilva remedies are comprised of the following three divestment packages.

The Dudelange and Liège divestment package is composed of ArcelorMittal Dudelange and certain finishing facilities including the hot dipped galvanizing lines 4 and 5 in Flémalle, hot-rolled pickling, cold rolling and tin packaging lines in Tilleur of ArcelorMittal Liège in Belgium.

The Galati divestment package is mainly composed of the integrated steel making site of ArcelorMittal Galati S.A., ArcelorMittal Tubular Products Galati SRL, both in Romania, ArcelorMittal Skopje AD in North Macedonia and ArcelorMittal Piombino S.p.A. in Italy, the Company’s only galvanizing steel plant in Italy.

The Ostrava divestment package is mainly composed of the integrated steel making site of ArcelorMittal Ostrava a.s. and its subsidiaries, ArcelorMittal Tubular Products Ostrava a.s. and the energy production facilities of Tameh Czech.

The Company is evaluating the offers received after June 30, 2018 and is in the early stages of negotiation with potential buyers. It has performed a preliminary analysis of the fair value of each divestment package and expects to complete its negotiations and sign the sale agreements, subject to the approval of the European Commission and acquisition of Ilva, during the second half of 2018.

On May 28, 2018, ArcelorMittal announced the sale of its 50% shareholding in Macsteel International Holdings B.V. (“Macsteel”), a joint venture between Macsteel Holdings Luxembourg S.à r.l. and ArcelorMittal South Africa, which provided the Company with an international network of traders and trading channels including the shipping of steel. Accordingly, at June 30, 2018, the Company classified its shareholding in Macsteel as held for sale and the Company recorded a 132 impairment in income (loss) from investments in associates, joint ventures and other investments to adjust the carrying amount of the investment to the expected sale proceeds. The fair value measurement was determined using the contract price, a Level 3 unobservable input.